Long-Term Debt - Senior Unsecured Notes (Details) - USD ($) $ in Thousands		12 Months Ended
	Apr. 09, 2019	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Feb. 22, 2017	Oct. 24, 2016	Jul. 09, 2014	Oct. 16, 2013
Long-Term Debt
2026 Notes redemption terms		We have the option to redeem all or a portion of the 2026 Notes at any time on or after April 15, 2022 at fixed redemption prices beginning at 103.750% on such date and declining annually and ratably to par for redemptions occurring on or after April 15, 2024 plus accrued and unpaid interest. At any time prior to April 15, 2022, we may redeem all or a portion of the 2026 Notes, at a redemption price equal to the “make whole price” specified in the indenture, plus accrued and unpaid interest.
2026 Notes registration rights agreement terms		If the Partnership fails to satisfy this obligation, it will be required to pay to the holders of the 2026 Notes liquidated damages in an amount equal 0.25% per annum on the principal amount of the 2026 Notes held by such holder during the 90-day period immediately following the occurrence of such registration default, and such amount shall increase by 0.25% per annum at the end of such 90-day period.
Notes repurchased		$ 737,058	$ 486,699	$ 21,193
5.125% Senior Notes due 2019
Long-Term Debt
Face amount							$ 400,000
Fixed interest rate		5.125%					5.125%
6.875% Senior Notes due 2021
Long-Term Debt
Face amount								$ 450,000
Fixed interest rate		6.875%						6.875%
7.50% Senior Notes due 2023
Long-Term Debt
Face amount						$ 700,000
Fixed interest rate		7.50%				7.50%
6.125% Senior Notes due 2025
Long-Term Debt
Face amount					$ 500,000
Fixed interest rate		6.125%			6.125%
7.50% Senior Notes due 2026
Long-Term Debt
Face amount	$ 450,000
Fixed interest rate	7.50%
Proceeds from issuance of 2026 Notes	$ 441,800
Initial purchaser's discount on 2026 Notes	6,800
Offering costs for 2026 Notes	$ 1,500
Redemptions | 5.125% Senior Notes due 2019
Long-Term Debt
Notes repurchased		$ 328,005
Cash paid (excluding payments of accrued interest)		329,719
Gain (loss) on extinguishment of debt		(2,113)
Write off of debt issuance costs		400
Redemptions | 6.875% Senior Notes due 2021
Long-Term Debt
Notes repurchased		367,048
Cash paid (excluding payments of accrued interest)		373,358
Gain (loss) on extinguishment of debt		(10,130)
Write off of debt issuance costs		3,800
Repurchases | 5.125% Senior Notes due 2019
Long-Term Debt
Notes repurchased		25,419	26,034	9,009
Cash paid (excluding payments of accrued interest)		25,406	26,002	7,099
Gain (loss) on extinguishment of debt		(34)	(140)	1,759
Write off of debt issuance costs		100	200	200
Repurchases | 6.875% Senior Notes due 2021
Long-Term Debt
Notes repurchased		0	0	21,241
Cash paid (excluding payments of accrued interest)		0	0	14,094
Gain (loss) on extinguishment of debt		0	0	6,748
Write off of debt issuance costs				400
Repurchases | 7.50% Senior Notes due 2023
Long-Term Debt
Notes repurchased		8,624	84,053	0
Cash paid (excluding payments of accrued interest)		8,575	83,967	0
Gain (loss) on extinguishment of debt		(63)	(1,136)	0
Write off of debt issuance costs		100	1,200
Repurchases | 6.125% Senior Notes due 2025
Long-Term Debt
Notes repurchased		0	110,865	0
Cash paid (excluding payments of accrued interest)		0	107,050	0
Gain (loss) on extinguishment of debt		$ 0	2,046	$ 0
Write off of debt issuance costs			$ 1,800